Business Developments [Text Block]	6 Months Ended
Sep. 30, 2014
Business Developments [Text Block]

2.    BUSINESS DEVELOPMENTS

MUFG Americas Holdings Corporation

On June 24, 2013, MUB acquired PB Capital Corporation’s institutional commercial real estate (“CRE”) lending division for ¥358,040 million in cash. The purpose of this transaction was to expand MUAH’s CRE presence in the U.S., and provide geographic and asset class diversification. The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date, and measurement period adjustments were applied to the acquisition date fair values, which resulted in recording goodwill of ¥23,115 million as of March 31, 2014. During the six months ended September 30, 2014, no measurement period adjustments were applied to the acquisition date fair values, resulting in no change in goodwill.

MUTB’s Acquisition of Butterfield Fulcrum Group

On September 20, 2013, MUTB acquired 100% ownership of FGL Lux Holdings, S.a r.l., a holding company of Butterfield Fulcrum Group headquartered in Bermuda for ¥30,191 million in cash. Butterfield Fulcrum Group is a global alternative fund administrator. MUTB has focused on strengthening its global trust banking business based on its medium-term management plan, and conducted several strategic investments in overseas asset managers. The purpose of this transaction, through the investment in a fund administration company, was to expand MUTB’s overseas asset administration capabilities. The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date, and measurement period adjustments were applied to the acquisition date fair values, which resulted in recording goodwill of ¥14,443 million and intangible assets of ¥21,646 million as of March 31, 2014. During the six months ended September 30, 2014, no measurement period adjustments were applied to the acquisition date fair values, resulting in no change in goodwill and intangible assets. After this transaction, Butterfield Fulcrum Group was renamed Mitsubishi UFJ Fund Services Holdings Limited.

BTMU’s Acquisition of Bank of Ayudhya Public Company Limited

On December 18, 2013, BTMU completed a Voluntary Tender Offer (“VTO”) for Bank of Ayudhya Public Company Limited (“Krungsri”) shares at Thai baht 39 per share. Upon the completion of VTO, BTMU purchased 72.01% of Krungsri’s total outstanding shares for ¥545,840 million in cash. As a result of the acquisition of a majority stake in Krungsri by BTMU, Krungsri became a subsidiary of BTMU. The MUFG Group recorded goodwill of ¥217,386 million and intangible assets of ¥214,607 million at the acquisition date. The MUFG Group also recorded noncontrolling interests of ¥202,223 million at fair value determined by the quoted market price as of the acquisition date.

Krungsri is a commercial bank with deep market knowledge in Thailand offering diversified financial services to a wide ranging client base. Hence, the investment in Krungsri is part of BTMU’s strategy to establish a fully fledged commercial banking platform in Asia, providing comprehensive financial services to various local and multinational corporate customers. See Note 2 to the consolidated financial statements for the fiscal year ended March 31, 2014 for further information about the acquisition of Krungsri.